ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	9 Months Ended
Sep. 30, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents changes in accumulated other comprehensive income for the three and nine months ended September 30, 2013 and 2012.
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
	(In thousands)
Beginning balance	$191	$1,235	$1,078	$1,285
Unrealized gain (loss) on investment securities available for sale	(102)	167	(1,446)	215
Tax benefit	34	(59)	491	(82)
Other comprehensive loss before reclassification	(68)	108	(955)	133
Amounts reclassified from accumulated comprehensive income:
Realized loss on investment securities included in net income	—	(51)	—	(174)
Tax effect	—	20	—	68
Total reclassifications net of tax	—	(31)	—	(106)
Net current period other comprehensive income (loss)	(68)	77	(955)	27
Ending balance	$123	$1,312	$123	$1,312